CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock Shares	Additional Paid-In Capital	Accumulated Deficit
Balance - Shares at Jan. 01, 2014		1,096,837
Balance - Amount at Jan. 01, 2014	$ (425,172)	$ 1,097	$ 5,015,749	$ (5,442,018)
Transfer, Shares		15,218
Transfer, Amount		$ 15	(15)
Conversion of notes payable to common stock, Shares		320,565
Net income(loss)	312,707			312,707
Conversion of notes payable to common stock, Amount	73,555	$ 321	73,234
Balance - Shares at Dec. 31, 2014		1,432,620
Balance - Amount at Dec. 31, 2014	(38,910)	$ 1,433	5,088,968	(5,129,311)
Net income(loss)
Balance - Shares at Dec. 31, 2015		1,432,620
Balance - Amount at Dec. 31, 2015	$ (38,910)	$ 1,433	$ 5,088,968	$ (5,129,311)